Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 10 – LEASES

The Company previously leased office space and laboratory facilities under operating lease arrangements.

On March 20, 2025, as part of its cost-reduction strategy, the Company entered into an amendment to its lease agreement originally executed in 2021 for its laboratory and office facilities. The original lease had a four-year term with an option to extend for an additional four-year period. Under the amended agreement, a third party assumed the original lease and the Company subleased the premises from March through November 2025 at a reduced rental rate, resulting in an approximate 50% reduction in rental expenses. No penalties were incurred in connection with the early termination of the original lease due to the replacement of the lessee. In addition, certain assets, primarily leasehold improvements and furniture, were sold by the Company to the third party as part of the arrangement.

On July 9, 2025, the Company established a bank guarantee in connection with the sublease arrangement, supported by a restricted deposit of $189 thousand. The restricted deposit was released in January 2026.

These lease arrangements expired during 2025, and no operating lease right-of-use (“ROU”) assets or lease liabilities related to these leases remained outstanding as of December 31, 2025. Comparative information for prior periods includes amounts related to these historical leases.

On October 31, 2025, in connection with the acquisition of Twine, the Company recognized operating lease ROU assets and corresponding lease liabilities related to the acquiree’s lease arrangements. The lease liabilities were measured at the present value of the remaining lease payments as of the acquisition date using the Twine’s incremental borrowing rate.

As of December 31, 2025 and 2024, the Company had no finance leases.

The components of lease expense were as follows for the periods presented (in USD thousands):

	2025	2024	2023
Operating lease cost	146	638	580
Variable lease cost	-	73	52
Total lease cost	146	711	632

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2025	2024
Weighted average remaining lease term	-	5.1
Weighted average discount rate	-	8.767%

Cash payments related to operating lease liabilities for the years ended December 31, 2025, 2024, and 2023, were USD 93 thousand, USD 641 thousand and USD 620 thousand, respectively.